Document and Entity Information	Dec. 20, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001498547
Document Type	8-K
Document Period End Date	Dec. 20, 2020
Entity Registrant Name	CIM Real Estate Finance Trust, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	000-54939
Entity Tax Identification Number	27-3148022
Entity Address, Address Line One	2398 East Camelback Road
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	(602)
Local Phone Number	778-8700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false